SUBSEQUENT EVENT (Details) - USD ($) $ / shares in Units, $ in Millions	Nov. 12, 2019	Oct. 03, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent event
Common Stock, par value (in dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Event. | Private Placement
Subsequent event
Shares issued (in shares)	1,380,344
Common Stock, par value (in dollars per share)	$ 0.0001
Proceeds from issuance of common stock	$ 20.0
Issue price (in dollars per share)	$ 14.50
Subsequent Event. | Research services agreement | Columbia University
Subsequent event
Agreement term		18 months
Written notice period for termination of agreement		30 days
Payment to be made		$ 0.4